UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Semi-Annual Report

June 30, 2011

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM

■	Series G

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series G	Performance Highlights

Wells Fargo Managed Account CoreBuilder Shares – Series G

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael J. Bray, CFA

FUND INCEPTION

April 14, 2008

PORTFOLIO ALLOCATION[1] (AS OF JUNE 30, 2011)

1.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Managed Account CoreBuilder Shares – Series G	3

Wells Fargo Managed Account CoreBuilder Shares – Series G (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

	Inception Date	6 Months*	1 Year	Life of Fund
Series G	04/14/2008	2.77	4.31	6.98
Barclays Capital U.S. Securitized Index[2]		2.94	4.37	6.22

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to the shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

2.	The Barclays Capital U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Managed Account CoreBuilder Shares – Series G	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio

Actual	$1,000.00	$1,027.70	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 109.16%
FHLMC%%	4.00%	11/15/2039	$810,000	$809,240
FHLMC #A77459	7.50	05/01/2038	43,700	50,247
FHLMC #A93454	5.00	08/01/2040	47,947	51,004
FHLMC #F60001	4.50	01/01/2024	138,199	146,456
FHLMC Series 3748 Class D	4.00	11/15/2039	75,000	73,967
FHLMC Series T-42 Class A5	7.50	02/25/2042	106,147	124,961
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.54	10/25/2043	75,271	77,025
FNMA%%	4.00	03/25/2024	550,000	572,859
FNMA%%	4.00	02/25/2039	560,000	560,000
FNMA%%	4.50	02/25/2039	310,000	320,705
FNMA%%	5.00	07/25/2036	752,000	799,000
FNMA%%	5.00	02/20/2040	425,000	455,945
FNMA%%	5.50	03/25/2035	2,135,000	2,308,469
FNMA%%	5.50	03/25/2035	141,000	152,809
FNMA%%	6.00	08/25/2035	1,585,000	1,741,024
FNMA #256986	7.00	11/01/2037	28,731	32,761
FNMA #257307	6.00	08/01/2038	131,781	144,865
FNMA #460207	5.60	11/01/2013	94,472	100,522
FNMA #461110	4.62	07/01/2013	101,134	105,395
FNMA #462846	4.15	07/01/2014	97,486	103,281
FNMA #464369	3.32	02/01/2015	166,487	173,242
FNMA #464495	4.68	02/01/2020	29,684	31,601
FNMA #888707	7.50	10/01/2037	116,891	135,935
FNMA #934370	5.50	08/01/2038	71,199	77,465
FNMA #941312	6.50	07/01/2037	193,931	219,973
FNMA #976190	7.50	05/01/2038	30,434	35,258
FNMA #987853	5.50	08/01/2038	139,761	152,060
FNMA #991906	6.00	11/01/2038	215,644	237,055
FNMA #995591	7.00	03/01/2024	138,148	149,926
FNMA #AB1469	4.50	09/01/2040	511,933	530,406
FNMA #AD9194##	5.00	08/01/2040	1,438,974	1,531,840
FNMA #AE0113	4.00	07/01/2040	679,341	681,475
FNMA #AE2084	4.50	08/01/2025	205,577	218,308
FNMA #AE2148	3.50	02/01/2026	137,189	139,941
FNMA #AE3049##	4.50	09/01/2040	1,164,622	1,206,646
FNMA #AE6219	4.00	12/01/2040	44,418	44,481
FNMA #AH0313##	4.00	12/01/2040	634,222	635,117
FNMA Series 2005-W4 Class 3A±	3.16	06/25/2035	48,739	50,514
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	116,391	134,971
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	79,935	91,089
GNMA%%	4.50	12/25/2018	765,000	805,043
GNMA #4747	5.00	07/20/2040	460,318	500,284
GNMA Series 2002-53 Class IO(c)	0.26	04/16/2042	1,610,220	6,261
GNMA Series 2004-10 Class C	4.67	07/16/2031	125,000	134,248
GNMA Series 2005-90 Class A	3.76	09/16/2028	36,050	37,208
GNMA Series 2006-3 Class A	4.21	01/16/2028	62,289	62,663
GNMA Series 2007-12 Class A	3.96	06/16/2031	81,347	84,451
GNMA Series 2007-69 Class TA	3.71	06/16/2031	5,312	5,325
GNMA Series 2007-75 Class B	5.05	10/16/2014	165,000	179,877
GNMA Series 2008-22 Class XM(c)	2.15	02/16/2050	3,548,178	144,447
GNMA Series 2008-86 Class D	5.46	04/16/2040	135,000	144,846

6	Wells Fargo Managed Account CoreBuilder Shares – Series G	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)

GNMA Series 2010-74 Class B	3.81%	08/16/2039	$45,000	$46,492

Total Agency Securities (Cost $17,280,260)				17,358,983

Non-Agency Mortgage-Backed Securities: 6.37%
Bank of America Commercial Mortgage Incorporated Series 2006- 2 Class A4	5.92	05/10/2045	35,000	38,734
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75	09/11/2042	130,000	142,292
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	90,984	91,605
Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4	5.95	06/10/2046	110,000	121,852
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	65,000	69,469
JPMorgan Chase Commercial Mortgage Securities Series 2011 C4 Class A2††	3.34	07/15/2046	45,000	45,023
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	90,000	97,377
Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3	6.16	08/12/2049	35,000	38,317
Morgan Stanley Capital I Series 2006-HQ8 Class A4	5.60	03/12/2044	131,000	143,638
Morgan Stanley Capital I Series 2007-IQ16 Class A4	5.81	12/12/2049	120,000	131,675
TIAA Real Estate CDO Limited Series 2007-C4 Class A3	5.98	08/15/2039	85,000	92,940

Total Non-Agency Mortgage-Backed Securities (Cost $941,634)				1,012,922

	Yield

Short-Term Investments: 38.22%

US Treasury Securities: 0.31%
US Treasury Bill(z)#	0.02	09/22/2011	50,000	49,998

			Shares

Investment Companies: 37.91%
Wells Fargo Advantage Government Money Market Fund##(l)(u)	0.01		6,027,812	6,027,812

Total Short-Term Investments (Cost $6,077,810)		6,077,810

Total Investments in Securities
(Cost $24,299,704)*	153.75%	24,449,715
Other Assets and Liabilities, Net	(53.75)	(8,547,338)

Total Net Assets	100.00%	$15,902,377

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(z)	Zero coupon security. Rate represents yield to maturity.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

%%	Security issued on a when-issued (TBA) basis.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $24,299,704 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$293,529
Gross unrealized depreciation	(143,518)

Net unrealized appreciation	$150,011

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	7

Assets
Investments
In unaffiliated securities, at value	$18,421,903
In affiliated securities, at value	6,027,812

Total investments, at value (see cost below)	24,449,715
Receivable for interest	59,921
Prepaid expenses and other assets	16,208

Total assets	24,525,844

Liabilities
Dividends payable	39,898
Payable for investments purchased	8,581,098
Payable for Fund shares redeemed	2,057
Payable for daily variation margin on open futures contracts	414

Total liabilities	8,623,467

Total net assets	$15,902,377

NET ASSETS CONSIST OF
Paid-in capital	$15,566,928
Overdistributed net investment income	(51,103)
Accumulated net realized gains on investments	250,993
Net unrealized gains on investments	135,559

Total net assets	$15,902,377

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$15,902,377
Shares outstanding	1,546,559
Net asset value per share	$10.28

Total investments, at cost	$24,299,704

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares – Series G	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Interest	$218,437
Income from affiliated securities	227

Total investment income	218,664

Expenses
Custody and accounting fees	4,590
Professional fees	18,724
Registration fees	10
Shareholder report expenses	7,143
Trustees’ fees and expenses	7,285
Other fees and expenses	1,194

Total expenses	38,946
Less: Fee waivers and/or expense reimbursements	(38,946)

Net expenses	0

Net investment income	218,664

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	256,068
Futures transactions	2,945

Net realized gains on investments	259,013

Net change in unrealized gains (losses) on:
Unaffiliated securities	(12,129)
Futures transactions	(30,607)

Net change in unrealized gains (losses) on investments	(42,736)
Net realized and unrealized gains (losses) on investments	216,277

Net increase in net assets resulting from operations	$434,941

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares – Series G	9

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment income		$218,664		$288,999
Net realized gains on investments		259,013		632,810
Net change in unrealized gains (losses) on investments		(42,736)		177,640

Net increase in net assets resulting from operations		434,941		1,099,449

Distributions to shareholders from
Net investment income		(281,204)		(719,414)
Net realized gains		0		(336,410)

Total distributions to shareholders		(281,204)		(1,055,824)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	37,781	383,671	80,749	823,880
Payment for shares redeemed	(156,750)	(1,582,940)	(93,405)	(962,963)

Net decrease in net assets resulting from capital share transactions		(1,199,269)		(139,083)

Total decrease in net assets		(1,045,532)		(95,458)

Net assets
Beginning of period		16,947,909		17,043,367

End of period		$15,902,377		$16,947,909

Undistributed (overdistributed) net investment income		$(51,103)		$11,437

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares – Series G	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income
January 1, 2011 to June 30, 2011 (Unaudited)	$10.18	0.15	0.13	(0.18)
January 1, 2010 to December 31, 2010	$10.16	0.18	0.47	(0.43)
January 1, 2009 to December 31, 2009	$10.15	0.31	0.46	(0.51)
April 14, 2008[3] to December 31, 2008	$10.00	0.25	0.28	(0.36)

1.	The adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

2.	Returns for periods of less than one year are not annualized.

3.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	11

Distribution from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses[1]	Total Return[2]
0.00	$10.28	2.83%	0.00%	2.77%	245%	$15,902
(0.20)	$10.18	1.74%	0.00%	6.53%	776%	$16,948
(0.25)	$10.16	2.59%	0.00%	7.62%	736%	$17,043
(0.02)	$10.15	3.48%	0.00%	5.41%	495%	$10,196

12	Wells Fargo Managed Account CoreBuilder Shares – Series G	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares – Series G (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	13

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

14	Wells Fargo Managed Account CoreBuilder Shares – Series G	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$17,358,983	$0	$17,358,983
Non-agency mortgage-backed securities	0	1,012,922	0	1,012,922
Short-term investments
Investment companies	6,027,812	0	0	6,027,812
U.S. Treasury securities	49,998	0	0	49,998
	$6,077,810	$18,371,905	$0	$24,449,715

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of June 30, 2011 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(14,452)	$0	$0	$(14,452)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”) an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$45,035,451	$99,419	$44,651,400	$879,543

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	15

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2011, the Fund entered into futures contracts to speculate on interest rates.

At June 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at June 30, 2011	Net Unrealized Gains (Losses)
September 2011	2 Long	30-Year U.S. Treasury Bonds	$249,129	$246,063	$(3,066)
September 2011	7 Long	10-Year U.S. Treasury Notes	856,404	856,297	(107)
September 2011	13 Short	5-Year U.S. Treasury Notes	1,546,077	1,549,539	(3,462)
September 2011	19 Short	2-Year U.S. Treasury Notes	4,159,714	4,167,531	(7,817)

The Fund had an average contract amount of $448,585 and $3,533,710 in long and short futures contracts, respectively, during the six months ended June 30, 2011.

On June 30, 2011, the cumulative unrealized losses on futures contracts in the amount of $(14,452) is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities for the Fund. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At June 30, 2011, the following shareholders held 99.68% of the outstanding shares of the Fund:

Shareholder	% of Ownership
Wells Capital Management Incorporated	64.65%
Citigroup Global Markets Incorporated	35.03%

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new

16	Wells Fargo Managed Account CoreBuilder Shares – Series G	Notes to Financial Statements (Unaudited)

transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of June 30, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTION

On July 14, 2011, the Fund declared distributions from short-term capital gains of $0.00543 per share payable on July 15, 2011 to shareholders of record on July 13, 2011. This distribution is not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	17

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-0627, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	19

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

20	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Managed Account CoreBuilder Shares (SM) – Series G (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series G	21

fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other fees would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was acceptable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreements.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Profitability

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that

22	Wells Fargo Managed Account CoreBuilder Shares – Series G	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Managed Account CoreBuilder Shares – Series G	23

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Funds Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: mas@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204043 08-11 SCBG/SAR129 06-11

Semi-Annual Report

June 30, 2011

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM

■	Series M

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2011 and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance Highlights

Wells Fargo Managed Account CoreBuilder Shares – Series M

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

April 14, 2008

CREDIT QUALITY[1] (AS OF JUNE 30, 2011)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JUNE 30, 2011)

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher-quality bonds as bond having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Managed Account CoreBuilder Shares – Series M	3

Wells Fargo Managed Account CoreBuilder Shares – Series M (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2011)

	Inception Date	6 Months*	1 Year	Life of Fund
Series M	04/14/2008	5.88	7.53	9.40
Barclays Capital Municipal Bond Index[3]		4.42	3.48	4.83

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

3.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Managed Account CoreBuilder Shares – Series M	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01-01-2011	Ending Account Value 06-30-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio

Actual	$1,000.00	$1,058.76	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00	0.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 98.60%

Arizona: 1.52%
Arizona School Facilities Board Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00%	07/01/2016	$100,000	$106,428
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	85,000	85,013

				191,441

California: 19.75%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	5.55	10/01/2018	400,000	275,224
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	100,000	105,753
California State Various Purposes (Miscellaneous Revenue)	5.75	04/01/2031	100,000	106,748
California State Various Purposes (Tax Revenue)	6.00	11/01/2039	100,000	106,811
California State Various Purposes Series A (Miscellaneous Revenue)	6.25	04/01/2034	250,000	260,240
California Statewide Communities Sutter Health Series A (Health Revenue)	6.00	08/15/2042	100,000	106,495
Corona-Norco CA USD CCAB Election 2006 Series C (Tax Revenue, AGM Insured)(z)	1.78	08/01/2039	80,000	57,984
Escondido CA Union High School District CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	6.00	08/01/2029	200,000	63,334
Gilroy CA USD CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	6.00	08/01/2032	200,000	50,966
Hawthorne CA School District CAB Election of 1997 Series C (Tax Revenue, NATL-RE Insured)(z)	6.80	11/01/2025	100,000	39,201
M-S-R Energy Authority California Gas Series B (Energy Revenue)	6.13	11/01/2029	150,000	155,445
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±	0.80	07/01/2017	45,000	39,137
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	100,000	110,291
Palomar CA Community College CAB Election 2006 Series B (Tax Revenue)(z)	6.38	08/01/2032	570,000	138,596
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue)(z)	7.00	08/01/2034	250,000	48,188
Richmond CA Joint Powers Financing Authority Civic Center Project (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	50,000	51,603
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured)±	0.70	12/01/2035	200,000	137,340
San Diego County CA COP (Tax Revenue, AMBAC Insured)(z)	6.38	07/01/2030	250,000	76,638
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue)	6.25	07/01/2018	250,000	273,833
Stockton CA USD CAB Election 2008 Series D (Education Revenue)(z)	7.46	08/01/2035	1,450,000	275,834

				2,479,661

Colorado: 5.71%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	200,000	225,512
Colorado ECFA Charter School Project (Education Revenue)	5.50	05/01/2036	250,000	233,638
Colorado ECFA Charter School Series A (Lease Revenue, Education Revenue)	6.25	11/01/2040	150,000	151,568
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	100,000	106,474

				717,192

District of Columbia: 0.81%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue)	6.50	11/15/2021	100,000	101,390

6	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida: 3.27%
City of Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured)(z)	6.35%	10/01/2016	$175,000	$136,981
Collier County FL IDA Naples Community Hospital Incorporated Project (Health Revenue, Bank of America NA LOC)±	4.65	10/01/2034	225,000	224,971
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue)††	5.13	10/01/2017	50,000	48,517

				410,469

Georgia: 0.97%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	50,000	45,707
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Energy Revenue)	5.00	03/15/2022	75,000	75,875

				121,582

Guam: 2.97%
Guam Government Hotel Occupancy (Tax Revenue)	6.50	11/01/2040	200,000	204,200
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	70,789
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	100,000	97,793

				372,782

Idaho: 2.63%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	100,000	109,880
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	250,000	220,693

				330,573

Illinois: 12.55%
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Corporation Insured)	4.13	09/01/2018	90,000	91,994
Illinois State Series A (Tax Revenue, FSA Insured)	5.00	06/01/2015	125,000	136,870
Illinois State Series A (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	100,000	99,085
Illinois State Series A (Tax Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	100,000	106,751
Lake County IL Community High School District # 117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	5.85	12/01/2016	150,000	118,760
Lake County IL School District # 38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	5.67	02/01/2019	75,000	48,517
McHenry & Kane Counties IL CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	5.38	01/01/2016	140,000	116,719
Metropolitan Pier & Exposition Authority IL State Tax CAB Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured)(z)	5.84	06/15/2029	100,000	35,443
Metropolitan Pier & Exposition Authority IL State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured)(z)	6.04	06/15/2027	75,000	30,493
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	3.13	06/01/2014	60,000	60,879
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	100,000	101,446
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	6.25	06/01/2024	300,000	310,479
Village of Riverdale IL GO (Tax Revenue)	8.00	10/01/2036	100,000	100,605
Waukegan IL CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	5.47	12/30/2017	200,000	145,110
Will County IL School District # 114 CAB Series C (Tax Revenue)(z)	5.04	12/01/2017	100,000	72,490

				1,575,641

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana: 2.17%
Indiana State Ascension Health Services Series B-3 (Health Revenue)§±	2.25%	11/15/2031	$150,000	$149,270
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	123,154

				272,424

Kansas: 0.98%
Wyandotte County KS CAB Sales Tax Subordinate Lien (Tax Revenue)(z)	6.44	06/01/2021	100,000	56,057
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12/01/2020	65,000	66,522

				122,579

Kentucky: 2.59%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured)(z)	5.73	10/01/2020	200,000	123,172
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured)(z)	6.18	10/01/2023	150,000	74,403
Kentucky EDFA Unrefunded Balance Norton C (Health Revenue, NATL-RE Insured)±	5.95	10/01/2017	120,000	127,525

				325,100

Louisiana: 0.41%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	01/01/2040	50,000	51,069

Massachusetts: 0.87%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	100,000	108,749

Michigan: 10.09%
Comstock MI Public Schools CAB (Tax Revenue, AMBAC Insured)(z)	6.67	05/01/2014	200,000	187,530
Michigan Finance Authority Limited Obligation Public Academy - Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	100,000	94,246
Michigan Finance Authority State Aid Notes Series A-1 Detroit School Project (Miscellaneous Revenue)	6.45	02/20/2012	200,000	202,926
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	100,000	102,497
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue)	5.00	11/01/2015	50,000	50,074
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	7.70	05/01/2016	50,000	41,312
Michigan Municipal Bond Authority School District City of Detroit (Miscellaneous Revenue)	5.00	06/01/2016	250,000	264,668
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	09/01/2021	200,000	213,664
Wayne County MI Airport Authority Detroit Metropolitan Airport Project (Airport Revenue, AGM-CR Insured)	5.00	12/01/2015	100,000	109,314

				1,266,231

Missouri: 2.06%
St Louis MO Lambert International Airport Series A (Airport Revenue)	5.00	07/01/2021	250,000	258,838

Nevada: 0.73%
Clark County NV School District Series B (Tax Revenue, AGM Insured)	5.00	06/15/2017	85,000	91,752

8	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey: 0.83%
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63%	06/01/2030	$100,000	$103,645

New York: 0.83%
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR)††±	6.63	10/01/2035	50,000	50,003
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	50,000	54,227

				104,230

Oklahoma: 0.76%
Oklahoma HFA Single Homeownership Loan Program Series A (Housing Revenue, GNMA/FNMA Insured)	4.50	09/01/2024	95,000	95,537

Pennsylvania: 4.16%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue)±	1.00	02/01/2037	450,000	322,043
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	100,000	98,652
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±	5.25	12/01/2033	100,000	101,674

				522,369

Puerto Rico: 0.42%
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue)	6.38	08/01/2039	50,000	53,427

South Carolina: 2.91%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	100,000	104,329
Town of Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	240,000	261,048

				365,377

South Dakota: 1.99%
South Dakota Education Loans (Education Revenue)	5.45	06/01/2020	250,000	250,028

Tennessee: 3.40%
Elizabethton TN HEFA Prefunded Series B (Health Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	100,000	108,801
Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Airport Revenue)	5.20	07/01/2026	100,000	92,812
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	100,000	103,634
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	20,000	21,108
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	100,000	100,610

				426,965

Texas: 7.97%
Central Texas Regional Mobility Authority (Miscellaneous Revenue)(z)	6.34	01/01/2025	700,000	298,998
Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured)(m)(a)§±(n)	0.37	07/01/2032	100,000	89,813
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	250,000	266,010
Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue)±	5.75	05/01/2030	35,000	34,392
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue)±	0.87	09/15/2017	205,000	199,219

Portfolio of Investments—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50%	06/30/2032	$50,000	$55,821
Texas Private Activity Bond IBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50	06/30/2033	50,000	55,821

				1,000,074

Utah: 0.83%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue)††	5.55	11/15/2021	115,000	104,175

Vermont: 0.80%
Burlington VT Airport Anticipation Notes (Airport Revenue)	6.50	12/15/2012	100,000	99,943

Virgin Islands: 1.93%
Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10/01/2025	200,000	192,100
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	50,000	50,027

				242,127

Wisconsin: 1.69%
Wisconsin State Oneida Tribe of Indians (Tax Revenue)††	5.50	02/01/2021	200,000	211,608

Total Municipal Bonds and Notes (Cost $12,011,089)				12,376,978

	Yield

Short-Term Investments: 0.79%

US Treasury Securities: 0.40%
US Treasury Bill(z)#	0.02	09/22/2011	50,000	49,998

			Shares

Investment Companies: 0.39%
Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.01		48,513	48,513

Total Short-Term Investments (Cost $98,511)				98,511

Total Investments in Securities
(Cost $12,109,600)*	99.39%	12,475,489
Other Assets and Liabilities, Net	0.61	77,072

Total Net Assets	100.00%	$12,552,561

10	Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—June 30, 2011 (Unaudited)

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

§	This security is subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.
(z)	Zero coupon security. Rate represents yield to maturity.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $12,109,600 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$472,985
Gross unrealized depreciation	(107,096)

Net unrealized appreciation	$365,889

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—June 30, 2011 (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	11

Assets
Investments
In unaffiliated securities, at value	$12,426,976
In affiliated securities, at value	48,513

Total investments, at value (see cost below)	12,475,489
Receivable for interest	119,779
Receivable for daily variation margin on open futures contracts	2,656
Prepaid expenses and other assets	9,375

Total assets	12,607,299

Liabilities
Dividends payable	51,603
Payable for Fund shares redeemed	3,135

Total liabilities	54,738

Total net assets	$12,552,561

NET ASSETS CONSIST OF
Paid-in capital	$12,110,326
Overdistributed net investment income	(220)
Accumulated net realized gains on investments	63,138
Net unrealized gains on investments	379,317

Total net assets	$12,552,561

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$12,552,561
Shares outstanding	1,181,629
Net asset value per share	$10.62

Total investments, at cost	$12,109,600

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of Operations—Six Months Ended June 30, 2011 (Unaudited)

Investment income
Interest	$241,243
Income from affiliated securities	134

Total investment income	241,377

Expenses
Custody and accounting fees	2,670
Professional fees	17,914
Shareholder report expenses	7,122
Trustees’ fees and expenses	7,285
Other fees and expenses	1,513

Total expenses	36,504
Less: Fee waivers and/or expense reimbursements	(36,504)

Net expenses	0

Net investment income	241,377

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	33,925
Futures transactions	9,313

Net realized gains on investments	43,238

Net unrealized gains (losses) on:
Unaffiliated securities	323,669
Futures transactions	13,428

Net unrealized gains (losses) on investments	337,097

Net realized and unrealized gains (losses) on investments	380,335

Net increase in net assets resulting from operations	$621,712

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares – Series M	13

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010

Operations
Net investment income		$241,377		$296,788
Net realized gains on investments		43,238		86,904
Net change in unrealized gains (losses) on investments		337,097		(76,653)

Net increase in net assets resulting from operations		621,712		307,039

Distributions to shareholders from
Net investment income		(241,259)		(296,788)
Net realized gains		0		(84,154)

Total distributions to shareholders		(241,259)		(380,942)

	Shares		Shares

Capital shares transactions
Proceeds from shares sold	450,522	4,654,981	261,490	2,773,962
Cost of shares redeemed	(43,013)	(440,273)	0	0

Net increase in net assets resulting from capital share transactions		4,214,708		2,773,962

Net increase in net assets		4,595,161		2,700,059

Net assets
Beginning of period		7,957,400		5,257,341

End of period		$12,552,561		$7,957,400

Overdistributed net investment income		$(220)		$(338)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income
January 1, 2011 to June 30, 2011 (Unaudited)	$10.28	0.25	0.35	(0.26)
January 1, 2010 to December 31, 2010	$10.26	0.52	0.14	(0.52)
January 1, 2009 to December 31, 2009	$9.06	0.55	1.70	(0.55)
April 14, 2008[3] to December 31, 2008	$10.00	0.37	(0.92)	(0.37)

1.	The adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

2.	Returns for periods of less than one year are not annualized.

3.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Managed Account CoreBuilder Shares – Series M	15

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)		Total Return[2]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses[1]
0.00	$10.62	4.92%	0.00%	5.88%	17%	$12,553
(0.12)	$10.28	4.93%	0.00%	6.53%	41%	$7,957
(0.50)	$10.26	5.50%	0.00%	25.50%	157%	$5,257
(0.02)	$9.06	5.29%	0.00%	(5.74)%	150%	$4,640

16	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	17

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements (Unaudited)

As of June 30, 2011 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$12,287,165	$89,813	$12,376,978

Short-term investments
U.S. Treasury securities	49,998	0	0	49,998
Investment companies	48,513	0	0	48,513
	$98,511	$12,287,165	$89,813	$12,475,489

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of June 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$13,428	$0	$0	$13,428

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of December 31, 2010	$89,572
Accrued discounts (premiums)	217
Realized gains (losses)	0
Change in unrealized gains (losses)	24
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$89,813
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$24

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Notes to Financial Statements (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	19

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended June 30, 2011 were $6,123,002 and $1,571,317, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At June 30, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at June 30, 2011	Net Unrealized Gains (Losses)
September 2011	5 Short	30-Year U.S. Treasury Bonds	$628,584	$615,156	$13,428

The Fund had an average notional amount of $79,359 in short futures contracts during the six months ended June 30, 2011.

On June 30, 2011, the cumulative unrealized gains on futures contracts in the amount of $13,428 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in Fund shares could have a material impact on the Fund.

At June 30, 2011, Wells Capital Management Incorporated, held 42.30% of the outstanding shares of the Fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

20	Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements (Unaudited)

As of June 30, 2011, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

On July 14, 2011, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 13, 2011. The per share amounts payable on July 15, 2011 were as follows:

Short-term Capital Gains	Long-term Capital Gains
$0.00360	$0.01271

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-0627, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	23

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

24	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Managed Account CoreBuilder Shares (SM)—Series M (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including advisory

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M	25

fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Funds Management’s separately managed account (“SMA”) advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement but excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary cost of the Fund’s business. The Board further noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in the Fund.

In light of this unique fee and distribution structure, the Board does not conduct a performance and fee review relative to a peer group or universe. The Board concluded that the fee and distribution structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other fees would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate for the Fund was consistent with the zero fee structure, and was acceptable in light of the services covered by the Advisory Agreements. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreements.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Profitability

The Board received and considered a profitability analysis of Funds Management and its affiliates, but did not consider separate profitability information with respect to the Fund in light of its unique fee and distribution structure.

Economies of scale

In light of the unique fee and distribution structure of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management). The Board noted that Funds Management receives payments from the SMA sponsors and that it had agreed to assume and pay or reimburse certain operating expenses.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that

26	Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Managed Account CoreBuilder Shares – Series M	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Funds Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: mas@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	204044 08-11 SCBM/SAR130 06-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: August 26, 2011

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: August 26, 2011